SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jan. 01, 2018 CNY (¥)
Revenue recognition
Cumulative effect of Retained earnings	$ 1,607,504		¥ 6,669,370		¥ 11,052,395
Total revenue	$ 2,560,461	¥ 17,604,451	¥ 13,060,073	¥ 9,788,768
Revenue (in percent)	100.00%	100.00%	100.00%	100.00%
Contract Assets and Liabilities
Billed and unbilled receivable			¥ 4,029		9,196
Contract liability			10,024		¥ 11,239
Maximum | Accounting Standards Update 2014-09
Revenue recognition
Cumulative effect of Retained earnings						¥ 5,000
Express delivery services
Revenue recognition
Total revenue	$ 2,239,850	¥ 15,400,080	¥ 12,173,690	¥ 9,369,693
Revenue (in percent)	87.50%	87.50%	93.20%	95.70%
Freight forwarding services
Revenue recognition
Total revenue	$ 185,985	¥ 1,278,741	¥ 269,557
Revenue (in percent)	7.30%	7.30%	2.10%
Sale of accessories
Revenue recognition
Total revenue	$ 118,226	¥ 812,866	¥ 591,716	¥ 419,075
Revenue (in percent)	4.60%	4.60%	4.50%	4.30%
Others
Revenue recognition
Total revenue	$ 16,400	¥ 112,764	¥ 25,110
Revenue (in percent)	0.60%	0.60%	0.20%